Balances and Transactions with Related Parties (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
Key management personnel of entity or parent [Member]
Disclosure of transactions between related parties [line items]
Other payables | ₪	₪ 687		₪ 425
Total | ₪	687		425
Key management personnel of entity or parent [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Other payables | $		$ 183
Total | $		183
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Other payables | ₪	848		827
Total | ₪	₪ 848		₪ 827
Other related parties [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Other payables | $		226
Total | $		$ 226